Components of Income Tax Expense Benefit from Continuing Operations (Detail) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2013	Dec. 31, 2012	Dec. 31, 2011
Components Of Income Tax Expense Benefit [Line Items]
Current	$ 30,856	$ (2,530)	$ 15,982
Deferred	8,399	12,581	4,080
Total federal income taxes	39,255	10,051	20,062
Current	3,201	458	2,829
Deferred	478	1,670	(882)
Total state income taxes	3,679	2,128	1,947
Current	972	4,062	(1,006)
Deferred	139	1,190
Total foreign income taxes	1,111	5,252	(1,006)
Total taxes on income	$ 44,045	$ 17,431	$ 21,003